UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801

With Copy to: John H. Lively The Law Offices of John H. Lively & Associates, Inc. A member firm of The 1940 Act Law GroupTM 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	Last day of February

Date of reporting period:	February 28, 2014

Item #1. Reports to Stockholders.

INDEX	DGHM All-Cap Value Fund; DGHM V2000 SmallCap Value Fund

Dalton, Greiner, Hartman, Maher & Co., LLC
A Boston Private Wealth Management Company

Annual Report to Shareholders

DGHM ALL-CAP VALUE FUND
DGHM V2000 SMALLCAP VALUE FUND

Series of The World Funds Trust A “Series” Investment Company

For the year ended February 28, 2014

TABLE OF CONTENTS

PAGE

Shareholder Letter –
DGHM All-Cap Value Fund	2
DGHM V2000 SmallCap Value Fund	4

Returns
DGHM All-Cap Value Fund
DGHM V2000 SmallCap Value Fund

Schedule of Investments -
DGHM All-Cap Value Fund
DGHM V2000 SmallCap Value Fund

Statements of Assets and Liabilities	18

Statements of Operations	19

Statements of Changes in Net Assets	20

Financial Highlights –
DGHM All-Cap Value Fund	21
DGHM V2000 SmallCap Value Fund	24

Notes to Financial Statements	26

Report of Independent Registered Public Accounting Firm	36

Supplemental Information	37

DGHM Funds, Fund Expenses	45

This report and the financial statements contained herein are submitted for the general information of the shareholders of the DGHM All-Cap Value Fund and the DGHM V2000 SmallCap Value Fund (the ”Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor: First Dominion Capital Corp., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235, Phone 1-800-653-2839.

Investments in the Funds are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objectives. Investments in the Funds are subject to the following risks: market risk, small-cap, mid-cap and large-cap securities risk, management style risk, sector risk, issuer risk, ETF risks, and short-term investment risk. More information about these risks and other risks can be found in the Funds’ prospectus.

The performance information quoted in this Annual Report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain actual performance data regarding the Funds, including performance data current to the Funds’ most recent month-end, please call 1-800-653-2839.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. Copies of the prospectus are available by calling Shareholder Services at 1-800-653-2839. The prospectus should be read carefully before investing.

Stated performance in the Funds was achieved at some or all points during the period by Dalton, Greiner, Hartman, Maher & Co., LLC, the investment advisor to the Funds. The advisor waived or reimbursed part of the DGHM V2000 SmallCap Value Fund’s total expenses. Had the investment advisor not waived or reimbursed expenses of this Fund, this Fund’s performance would have been lower.

This Annual Report was first distributed to shareholders on or about April 16, 2014.

For more information on your DGHM All-Cap Value Fund or your DGHM V2000 SmallCap Value Fund:

See our website at www.dghm.com or call our Shareholder Services Group toll-free at 1-800-653-2839.

Dear Shareholder of the DGHM All-Cap Value Fund:

For the fiscal year ended February 28, 2014, we are pleased to report that the DGHM All-Cap Value Fund’s (“Fund”) Investor Class shares returned 27.91%; the Fund’s Class C shares returned 26.83%; the Fund’s Institutional Class shares returned 28.18%. These returns are based on performance after fees and expenses. The Fund’s benchmark index (Russell 3000 Value) returned 23.65% during this time period.

Sectors that had a positive impact on performance were Energy, Basic Materials, and Insurance. Energy was led by Helmerich & Payne (+53%), which operates land drilling rigs for the oil and gas industry. Basic Materials was led by KapStone Paper (+139%), which is a manufacturer of cardboard. Insurance was led by Lincoln National (+72%), which is a life insurance company. We continue to hold all three stocks and believe that all three continue to have positive outlooks.

Sectors that had a negative impact on performance were Capital Goods, Healthcare, and Transportation. The Capital Goods sector was negatively impacted by MRC Global (-19%), which is an industrial distributor of pumps, valves, and pipe. The Healthcare sector was negatively impacted by Baxter (+1%), which is a manufacturer of medical devices and biologic pharmaceuticals. The Transportation sector was negatively impacted by CSX Corp (+4%), which is a major railroad. CSX Corp and Baxter have been sold out of the portfolio. We continue to hold MRC Global as we believe the issues that have negatively impacted the stock are temporary in nature.

Given the events of the past several years in the economy and the stock market, I would like to remind all of our shareholders of the investment strategy that guides our stock picking:

•	We invest with a multi-year investment horizon rather than focusing on the month or quarter end.

•	We do not attempt to make macroeconomic calls (i.e., predict economic growth, interest rates, currency levels, commodity prices, etc.).

•	We do not predict the direction of the stock market.

•	We use a bottom-up selection process to attempt to identify companies that appear to be selling at a discount to our assessment of their potential value.

•	We focus on the cash flows, historical profitability, projected future earnings, and financial condition of individual companies to identify which stocks we may purchase.

• We also consider the following factors in deciding which companies may offer an attractive risk/reward trade-off:

•	Quality of the business franchise
•	Competitive advantage
•	Economic or market conditions
•	Deployment of capital
•	Reputation, experience, and competence of the company’s management

•

We believe that stocks purchased at prices below their potential value not only protect capital, but also offer significant price appreciation once the market recognizes a particular stock’s potential value.

•

Generally, stocks are sold when the characteristics and factors used to select the security change or the stock has appreciated to the point where we believe it is no longer attractive versus other potential opportunities.

We appreciate the opportunity to serve as your Fund’s Investment Advisor.

Yours truly,

Jeffrey C. Baker
Executive Vice President
Dalton, Greiner, Hartman, Maher & Co., LLC

Dear Shareholder of DGHM V2000 SmallCap Value Fund:

The DGHM V2000 Small Cap Fund (“Fund”) Institutional Class shares increased 25.3% and the Investor Class shares increased 25.1% for the fiscal year ending February 28, 2014. The Fund’s benchmark, the Russell 2000 Value, increased 26.2% during the same time period.

Gross of fees, the Fund outperformed the benchmark due to, we believe, good stock selection in several sectors. The best performing sectors were Energy, Miscellaneous Financials and Transportation which were partially offset by underperformance in Banks, Retail and Real Estate. The top contributors to relative performance were Acxiom Corporation (+105%), Gray Television (+145%) and Spirit Airlines (+85%). Acxiom, a technology services company, reported strong results and benefitted from a positive reception for its new AOS product. Gray Television, a TV station operator focused on smaller markets, performed well as it reported record results and benefitted from industry consolidation. Spirit Airlines, a discount airline, appreciated due to improving industry trends and market share gains. The greatest detractors from relative performance were Chico’s FAS (-1%), Glimcher Realty Trust (-10%) and AVG Technologies (-25%). Chico’s FAS, a women’s specialty retailer, reported disappointing same store sales and earnings due to a tough retail environment and increased promotions to clear excess inventory. While fundamentals may be under pressure in the near term, we do not think the stock, which is selling near the low end of its historical range, reflects the attractive long term growth prospects for the company. In addition, the company generates solid free cash flow and has almost $2 per share of net cash on the balance sheet which we think will be used for further dividend increases and buybacks. Glimcher Realty’s decline related to the general underperformance of retail mall REITs in the second half of 2013 influenced by rising interest rates and online retail sales gains. Furthermore, the company fell behind schedule in portfolio redevelopment of selected key assets, which should catch up in 2014. We think the wide spread between the private market value of Glimcher properties and the current share price will narrow over time. AVG Technologies, a provider of internet and mobile security, underperformed due to lower guidance for their third party business. While disappointing, their higher margin subscription business is performing better than expected. An attractive valuation and improving subscription business should eventually drive the stock higher.

At DGHM a key part of our strategy is conducting intensive fundamental research to build an attractive portfolio of high quality small cap stocks, one stock at a time. We strive to construct a portfolio with the ideal trade-off between low valuation, high profitability and financial strength. As the following table demonstrates, the collective effort of our ten sector specialists produced a portfolio with most characteristics superior to the benchmark.

Portfolio Characteristics as of February 28, 2014 (unaudited)

Valuation	DGHM V2000		Russell 2000Value
EV/EBITDA(1)	10.2	X	10.3	X
Free Cash Flow Yield	4.2%		4.2%
Last 12 Months P/E	19.7	X	23.1	X
Dividend Yield	1.0%		1.0%
Profitability
EBITDA ROA (excludes cash)	16.0%		11.4%
5 YR Avg EBITDA ROA (excludes cash)	15.5%		12.0%
EBITDA Margins	17.0%		12.4%
Last 12 Months ROE	8.7%		7.4%
Balance Sheet
Net Debt/Total Capital	16.2%		22.9%
EBITDA/Interest Expense	17.2	X	7.0	X

(1) EV/EBITDA means Enterprise Value divided by Earnings Before Interest, Taxes, Depreciation and Amortization. Our definition of Enterprise Value is market capitalization plus debt plus other long-term liabilities minus cash.

We appreciate the opportunity to serve as your Fund’s Investment Advisor. Sincerely,

Peter Gulli, CFA

	Investor Shares

		Average Annual Return

	Total Return
	One Year Ended	Five years ended	Since Inception
	2/28/2014	2/28/2014	06/20/07 to 02/28/14

DGHM All-Cap Value Fund:	27.91%	20.25%	7.04%
Russell 3000 Value Index:	23.65%	23.34%	3.87%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The Russell 3000 Value Index is generally considered to be representative of the performance of unmanaged common stocks that comprise the broad value segment of the U.S. securities markets. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.

The above returns for the Investor Shares of the Fund assumes an initial investment of $10,000 at June 20, 2007 (Commencement of Operations). All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Fund’s investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 1.50%, excluding 12b-1 fees, for the period ending June 30, 2015. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund’s prospectus.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

	Class C Shares

		Average Annual Return

	Total Return
	One Year Ended	Five years ended	Since Inception
	2/28/2014	2/28/2014	06/20/07 to 02/28/14

DGHM All-Cap Value Fund:	26.83%	19.36%	6.26%
Russell 3000 Value Index:	23.65%	23.34%	3.87%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The Russell 3000 Value Index is generally considered to be representative of the performance of unmanaged common stocks that comprise the broad value segment of the U.S. securities markets. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.

The above returns for the Class C Shares of the Fund assumes an initial investment of $10,000 at June 20, 2007
(Commencement of Operations). All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Fund’s investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 1.50%, excluding 12b-1 fees, for the period ending June 30, 2015. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund’s prospectus.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

	Institutional Shares

		Average Annual
	Total Return	Return
	One Year Ended	Since Inception
	2/28/2014	07/19/10 to 02/28/14

DGHM All-Cap Value Fund:	28.18%	15.84%
Russell 3000 Value Index:	23.65%	18.58%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The Russell 3000 Value Index is generally considered to be representative of the performance of unmanaged common stocks that comprise the broad value segment of the U.S. securities markets. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.

The above returns for the Institutional Shares of the Fund assumes an initial investment of $100,000 at July 19, 2010 (Commencement of Operations). All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Fund’s investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 1.50%, excluding 12b-1 fees, for the period ending June 30, 2015. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund’s prospectus.

	Institutional Shares

		Average Annual
	Total Return	Return
	One Year Ended	Since Inception
	2/28/2014	06/30/10 to 02/28/14

DGHM V2000 SmallCap Value Fund:	25.12%	17.40%
Russell 2000 Value Index:	26.19%	19.28%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

The above returns for the Investor Shares of the Fund assumes an initial investment of $10,000 at June 30, 2010 (Commencement of Operations). All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Fund’s investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 0.98%, excluding 12b-1 fees, for the period ending June 30, 2015. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund’s prospectus.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

	Institutional Shares

		Average Annual
	Total Return	Return
	One Year Ended	Since Inception
	2/28/2014	06/30/10 to 02/28/14

DGHM V2000 SmallCap Value Fund:	25.33%	17.87%
Russell 2000 Value Index:	26.19%	19.28%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

The above returns for the Institutional Shares of the Fund assumes an initial investment of $100,000 at June 30, 2010 (Commencement of Operations). All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Fund’s investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 0.98%, excluding 12b-1 fees, for the period ending June 30, 2015. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund’s prospectus.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

DGHM ALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
February 28, 2014

Number of		% of Net
Shares	Security Description	Assets	Value

	COMMON STOCKS	94.78%

	COMPUTERS/SOFTWARE	5.09%
87,700	Activision Blizzard, Inc.		$1,696,995
22,750	SanDisk Corp.		1,690,325

			3,387,320

	DIVERSIFIED FINANCIAL SERVICES	20.02%
33,320	CIT Group Inc.		1,622,018
54,807	Invesco Limited		1,879,880
37,482	JPMorgan Chase & Co.		2,129,727
153,929	KeyCorp		2,027,245
191,705	Regions Financial Corp.		2,039,741
23,920	State Street Corp.		1,570,826
54,580	Suntrust Banks, Inc.		2,056,575

			13,326,012

	HEALTHCARE	8.15%
51,490	Abbott Laboratories		2,048,272
15,561	Covance Inc.*		1,611,497
22,052	Stryker Corp.		1,769,453

			5,429,222

	INSURANCE	7.85%
16,565	ACE Limited		1,621,217
27,863	Allstate Corp.		1,511,846
41,796	Lincoln National Corp.		2,095,233

			5,228,296

	INTEGRATED UTILITIES	10.95%
30,135	Halliburton Co.		1,717,695
56,100	Public Service Enterprise Group Inc.		2,056,626
37,179	Southwestern Energy Co.*		1,536,980
45,000	Wisconsin Energy Corp.		1,978,200

			7,289,501

	MEDIA	4.48%
20,441	The DIRECTV Group, Inc. Class A*		1,586,221
20,828	Time Warner Inc.		1,398,184

			2,984,405

	MISCELLANEOUS MANUFACTURING	14.40%
12,723	3M Company		1,714,170
31,139	Analog Devices, Inc.		1,582,484
12,802	Becton, Dickinson and Co.		1,475,046
20,411	Ingredion Inc.		1,343,860
55,272	Kapstone Paper and Packaging Corp.*		1,757,097
23,298	Regal-Beloit Corp.		1,716,830

			9,589,487

	OIL & GAS SERVICES	7.46%
26,688	Baker Hughes Inc.		1,688,817
17,837	Helmerich & Payne, Inc.		1,761,404
58,888	MRC Global Inc.*		1,514,599

			4,964,820

DGHM ALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (continued)
February 28, 2014

Number of		% of Net
Shares	Security Description	Assets	Value

	PROFESSIONAL SERVICE	2.61%
22,261	Manpower Group, Inc.		$1,739,920

	REAL ESTATE INVESTMENT TRUST	3.11%
28,582	Alexandria Real Estate Equities, Inc.		2,070,766

	RETAIL	5.96%
86,571	Chico’s FAS, Inc.		1,431,019
24,792	Iconix Brand Group, Inc.*		997,630
36,747	The Kroger Co.		1,541,169

			3,969,818

	TRANSPORTATION	4.70%
50,300	Delta Air Lines, Inc.		1,670,463
26,015	Thor Industries, Inc.		1,457,100

			3,127,563

	TOTAL COMMON STOCKS
	(Cost: $45,612,568)	94.78%	63,107,130

	SHORT TERM INVESTMENTS	4.81%
	Wells Fargo Advantage Treasury Plus
	Money Market Fund 0.1%**
3,204,194	(Cost: $3,204,194)		3,204,194

	TOTAL INVESTMENTS:
	(Cost: $48,816,762)	99.59%	66,311,324
	Other assets, net of liabilities	0.41%	272,887

	NET ASSETS	100.00%	$66,584,211

*Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund’s related Statement of Assets and Liabilities).

**Effective 7 day yield as of February 28, 2014

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS
February 28, 2014

Number of		% of
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	95.22%

	BANKS	15.19%
7,955	Associated Banc-Corp.		$132,769
5,258	Colony Financial Inc.		118,726
6,159	First Midwest Bancorp, Inc.		102,671
3,125	Hancock Holding Co.		107,688
10,674	National Penn Bancshares, Inc.		115,279
8,857	Old National Bancorp		124,264
6,714	Provident Financial Services		124,612
4,818	Sandy Spring Bancorp, Inc.		114,331
3,384	Webster Financial Corp.		104,802
3,587	WesBanco, Inc.		106,928

			1,152,070

	COMMERCIAL SERVICES	2.49%
4,810	Korn/Ferry International*		122,126
1,509	Steiner Leisure Ltd.*		66,728

			188,854

	COMPUTERS/SOFTWARE/DATA	7.62%
5,800	Acxiom Corp.*		215,934
4,069	AVG Technologies NV*		76,212
3,701	PTC Inc.*		145,486
7,108	Sykes Enterprise, Inc.*		139,886

			577,518

	DIVERSIFIED REAL ESTATE INVESTMENTS	8.10%
5,800	BioMed Realty Trust, Inc.		119,944
11,509	Cousins Properties, Inc.		132,929
13,062	Glimcher Realty Trust		127,093
20,479	Hersha Hospitality Trust		115,092
2,584	Sun Communities, Inc.		119,019

			614,077

	FINANCE	1.35%
2,449	Piper Jaffray Companies, Inc.*		102,613

	HEALTHCARE	4.54%
3,476	Hanger, Inc.*		123,224
3,825	ICON PLC ADR*		179,163
724	ICU Medical, Inc.*		41,891

			344,278

	INSURANCE	6.71%
7,479	American Equity Investment Life Holding Co.		163,491
300	Crawford & Co. Class B		2,541
3,419	First American Financial Corp.		92,108
7,745	Maiden Holdings Ltd.		86,976
10,549	Radian Group Inc.		164,037

			509,153

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS (continued)
February 28, 2014

Number of		% of
Shares	Security Description	Net Assets	Value

	INVESTMENT SERVICES	2.24%
2,178	GAMCO Investors, Inc. Class A		$170,015

	MEDIA	2.76%
7,260	Entravision Communications Class A		48,134
13,700	Gray Television, Inc.*		160,975

			209,109

	MISCELLANEOUS MANUFACTURING	16.68%
1,332	Cytec Industries Inc.		126,100
5,608	Electro Scientific Industries, Inc.		52,883
3,848	EMCOR Group, Inc.		180,009
3,117	L. B. Foster Co. Class A		144,909
1,750	Greif Inc. Class A		87,605
902	Hyster-Yale Materials Handling, Inc.		91,048
1,422	Kaiser Aluminum Corp.		100,379
5,969	Kulicke & Soffa Industries, Inc.*		68,882
1,828	Mueller Industries, Inc.		114,213
3,859	NetScout Systems, Inc.*		146,565
835	Powell Industries, Inc.		56,889
2,750	A. Schulman, Inc.		95,563

			1,265,045

	OIL & GAS SERVICES	6.61%
10,780	Pioneer Energy Services Corp.*		122,892
14,031	Precision Drilling Corp.		155,183
5,456	Rex Energy Corp.*		103,664
3,100	Vectren Corp.		119,257

			500,996

	RETAIL	5.39%
4,225	The Cato Corp. Class A		118,596
11,171	Chico’s FAS, Inc.		184,657
2,085	Weis Markets, Inc.		105,167

			408,420

	STEEL	1.22%
1,331	Reliance Steel & Aluminum Co.		92,212

	TECHNOLOGY	2.82%
1,997	Anixter International Inc.		213,579

	TRANSPORTATION	6.34%
3,512	Old Dominion Freight Line, Inc.*		186,979
2,198	Spirit Airlines Inc.*		124,143
3,034	Thor Industries, Inc.		169,934

			481,056

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS (continued)
February 28, 2014

Number of		% of
Shares	Security Description	Net Assets	Value

	UTILITIES	5.16%
3,053	Cleco Corp.		$150,910
2,213	PDC Energy, Inc.*		137,494
3,227	Portland General Electric Co.		102,618

			391,022

	TOTAL COMMON STOCKS	95.22%	7,220,017

	(Cost: $6,816,727)

	SHORT TERM INVESTMENTS	4.20%
	Wells Fargo Advantage Treasury Plus
318,807	Money Market Fund 0.1%**		318,807
	(Cost: $318,807)

	TOTAL INVESTMENTS:
	(Cost: $7,135,534)	99.42%	7,538,824
	Other assets, net of liabilities	0.58%	44,359

	NET ASSETS	100.00%	$7,583,183

*Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund’s related Statement of Assets and Liabilities).

**Effective 7 day yield as of February 28, 2014

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

DGHM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2014

		DGHM V2000
	DGHM All-Cap	Small Cap Value
	Value Fund	Fund

ASSETS
Investments at value (identified cost of $48,816,762
and $7,135,534, respectively) (Note 1)	$66,311,324	$7,538,824
Receivable for investments sold	-	48,087
Receivable for capital stock sold	229,177	4,248
Dividends receivable	90,062	5,412
Interest receivable	17	-
Due from advisor	-	4,952
Prepaid expenses	32,200	8,938

TOTAL ASSETS	66,662,780	7,610,461

LIABILITIES
Payable for securities purchased	-	23,612
Payable for capital stock redeemed	-	1,751
Accrued investment advisory fees	32,381	-
Accrued 12b-1 fees	15,777	17
Accrued administration, transfer agent and accounting fees	5,474	1,298
Accrued custody fees	937	600
Other accrued expenses	24,000	-

TOTAL LIABILITIES	78,569	27,278

NET ASSETS	$66,584,211	$7,583,183

Net Assets Consist of:
Paid-in-capital applicable to 4,902,048 and 689,659 no par value shares of
beneficial interest outstanding, respectively, unlimited shares authorized	$45,076,766	$7,180,189
Accumulated net investment income (loss)	96,558	(32)
Accumulated net realized gain (loss) on investments	3,916,325	(264)
Net unrealized appreciation (depreciation) of investments	17,494,562	403,290

Net Assets	$66,584,211	$7,583,183

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Class
($31,893,029 / 2,338,738 shares outstanding and
$318,280 / 30,678 shares outstanding, respectively)	$13.64	$10.38 *

Class C (a)
($5,606,319 / 427,606 shares outstanding)	$13.11	N/A

Institutional Class
($29,084,863 / 2,135,704 shares outstanding and
$7,264,903 / 658,981 shares outstanding, respectively)	$13.62	$11.02

(a) May be subject to a contingent deferred sales charge if redeemed within one year of purchase (see Note 1)

*  NAV may not recalculate due to rounding of net assets.

See Notes to Financial Statements

DGHM FUNDS
STATEMENTS OF OPERATIONS
For the year ended February 28, 2014

		DGHM V2000
	DGHM All-Cap	Small Cap Value
	Value Fund	Fund

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $ 1,927 and $37)	$1,131,492	$36,450
Interest	177	20

Total investment income	1,131,669	36,470

EXPENSES
Investment advisory fees (Note 2)	415,445	16,375
12b-1 fees (Note 2)
Investor Class	80,513	654
Class C	53,264	-
Recordkeeping and administrative services (Note 2)	63,915	10,976
Accounting fees (Note 2)	31,957	10,980
Custodian fees	9,187	9,143
Transfer agent fees (Note 2)
Investor Class	25,781	3,023
Class C	4,187	-
Institutional Class	10,973	5,437
Professional fees	87,952	12,986
Filing and registration fees	43,475	11,708
Trustee fees	8,070	4,128
Compliance fees	19,266	7,380
Shareholder servicing and reports
Investor Class	41,973	5,041
Class C	6,738	-
Institutional Class	23,395	920
Other	47,291	3,515

Total expenses	973,382	102,266
Advisory fee waivers and reimbursed expenses (Note 2)	-	(63,472)
Legal and Compliance fees waivers	-	(16,859)

Net Expenses	973,382	21,935

Net investment income (loss)	158,287	14,535

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	9,325,696	28,710
Net increase (decrease) in unrealized appreciation (depreciation) of investments	6,093,098	347,283

Net realized and unrealized gain (loss) on investments	15,418,794	375,993

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$15,577,081	$390,528

See Notes to Financial Statements

DGHM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	DGHM All-Cap Value Fund		DGHM V2000 SmallCap Value Fund

	For the	For the	For the	For the
	Year ended	Year ended	Year ended	Year ended
	February 28, 2014	February 28, 2013	February 28, 2014	February 28, 2013

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$158,287	$1,004,040	$14,535	$5,500
Net realized gain (loss) on investments	9,325,696	2,771,410	28,710	5,232
Net increase (decrease) in unrealized
appreciation (depreciation) of investments	6,093,098	(241,010)	347,283	37,357

Increase (decrease) in net assets from
operations	15,577,081	3,534,440	390,528	48,089

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Investor Class	-	(442,735)	(9,202)	(823)
Class C	-	(55,742)	-	-
Institutional Class	-	(790,843)	-	(2,628)
Net realized gain
Investor Class	(3,189,873)	(289,874)	(3,006)	(2,389)
Class C	(536,289)	(46,769)	-	-
Institutional Class	(2,719,185)	(346,596)	(29,889)	(2,454)

Decrease in net assets from distributions	(6,445,347)	(1,972,559)	(42,097)	(8,294)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Investor Class	3,129,408	7,453,114	59,001	214,400
Class C	572,267	568,788	-	-
Institutional Class	6,953,862	9,834,182	7,350,108	24,029
Distributions reinvested
Investor Class	2,441,055	540,255	8,737	1,834
Class C	511,198	94,640	-	-
Institutional Class	2,109,938	916,989	29,889	5,034
Shares redeemed
Investor Class	(8,503,076)	(54,276,992)	(32,462)	(73,555)
Class C	(1,308,475)	(646,816)	-	-
Institutional Class	(10,239,876)	(46,415,645)	(609,386)	(208,322)

Increase (decrease) in net assets from capital
stock transactions	(4,333,699)	(81,931,485)	6,805,887	(36,580)

NET ASSETS

Increase (decrease) during year	4,798,035	(80,369,604)	7,154,318	3,215
Beginning of year	61,786,176	142,155,780	428,865	425,650

End of year (including accumulated
net investment income (loss) of $96,558,

$(61,729), $(32) and $2,049, respectively)	$66,584,211	$61,786,176	$7,583,183	$428,865

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Investor Class Shares

					Year ended
	Year ended February 28,				February 29,		Year ended February 28,

	2014		2013		2012		2011		2010

Net asset value, beginning of year	$11.79		$11.13		$11.60		$9.44		$6.26

Investment activities
Net investment income (loss)	0.02	(B)	0.09	(B)	0.08	(B)	-	(A) (B)	0.01
Net realized and unrealized gain
(loss) on investments	3.21		0.84		(0.39)		2.16		3.19

Total from investment activities	3.23		0.93		(0.31)		2.16		3.20

Distributions
Net investment income	-		(0.16)		(0.06)		-		-
Net realized gain	(1.38)		(0.11)		(0.10)		-		(0.02)

Total distributions	(1.38)		(0.27)		(0.16)		-		(0.02)

Net asset value, end of year	$13.64		$11.79		$11.13		$11.60		$9.44

Total Return	27.91%		8.59%		(2.56%	)	22.89%		51.17%
Ratios/Supplemental Data
Ratio to average net assets
Expenses	1.60%		1.45%		1.30%		1.47%		1.71%
Net investment income (loss)	0.17%		0.86%		0.74%		0.04%		0.19%
Portfolio turnover rate	40.36%		60.57%		49.53%		53.05%		101.89%
Net assets, end of year (000’s)	$31,893		$30,165		$75,004		$71,124		$43,669

(A)  Less than $0.01 per share.
(B)  Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Class C Shares

					Year ended
	Year ended February 28,				February 29,		Year ended February 28,

	2014		2013		2012		2011		2010

Net asset value, beginning of year	$11.47		$10.87		$11.36		$9.31		$6.20

Investment activities
Net investment income (loss)	(0.07	)(B)	0.01	(B)	-	(A)(B)	(0.07)	(B)
Net realized and unrealized gain
(loss) on investments	3.09		0.83		(0.39)		2.12		3.15

Total from investment activities	3.02		0.84		(0.39)		2.05		3.11

Distributions
Net investment income	-		(0.13)		-		-		-
Net realized gain	(1.38)		(0.11)		(0.10)		-		-

Total distributions	(1.38)		(0.24)		(0.10)		-		-

Net asset value, end of year	$13.11		$11.47		$10.87		$11.36		$9.31

Total Return	26.83%		7.88%		(3.37%	)	22.02%		50.16%
Ratios/Supplemental Data
Ratio to average net assets
Expenses	2.34%		2.20%		2.08%		2.23%		2.46%
Net investment income (loss)	(0.57%	)	0.12%		(0.04%	)	(0.69%	)	(0.56%	)
Portfolio turnover rate	40.36%		60.57%		49.53%		53.05%		101.89%
Net assets, end of year (000’s)	$5,606		$5,111		$4,832		$4,713		$2,304

(A)  Less than $0.01 per share.
(B)  Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Institutional Class Shares

			Year ended
	Year ended February 28,		February 29,	Period July 19, 2010*
	2014	2013	2012	to February 28, 2011

Net asset value, beginning of period	$11.75	$11.13	$11.59	$9.33

Investment activities
Net investment income (loss)(A)	0.07	0.13	0.11	0.03
Net realized and unrealized gain (loss) on investments	3.18	0.85	(0.38)	2.26

Total from investment activities	3.25	0.98	(0.27)	2.29

Distributions
Net investment income	-	(0.25)	(0.09)	-
Net realized gain	(1.38)	(0.11)	(0.10)	(0.03)

Total distributions	(1.38)	(0.36)	(0.19)	(0.03)

Net asset value, end of period	$13.62	$11.75	$11.13	$11.59

Total Return	28.18%	9.03%	(2.21% )	24.55%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses	1.27%	1.12%	1.01%	1.11%	**
Net investment income (loss)	0.50%	1.20%	1.03%	0.46%	**
Portfolio turnover rate	40.36%	60.57%	49.53%	53.05%	***
Net assets, end of period (000’s)	$29,085	$26,509	$62,319	$17,486

*	Commencement of operations
**	Annualized
***	Not annualized
(A)	Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

23

DGHM V2000 SMALLCAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Investor Class Shares

			Year ended
	Year ended February 28,		February 29,	Period June 30, 2010*

	2014	2013	2012	to February 28, 2011

Net asset value, beginning of period	$8.65	$7.75	$12.92	$10.00

Investment activities
Net investment income (loss)(A)	0.03	0.12	(0.05)	-	(B)
Net realized and unrealized gain
(loss) on investments	2.13	0.94	(0.74)	3.10

Total from investment activities	2.16	1.06	(0.79)	3.10

Distributions
Net investment income	(0.32)	(0.04)	(0.48)	-
Realized gains	(0.11)	(0.12)	(3.90)	(0.18)

Total distributions	(0.43)	(0.16)	(4.38)	(0.18)

Net asset value, end of period	$10.38	$8.65	$7.75	$12.92

Total Return	25.12%	13.77%	(3.43% )	31.05%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	7.59%	21.40%	29.98%	15.71%	**
Expenses, net of legal and compliance fees waivers before
management fee waivers	6.77%	16.87%	29.98%	15.71%	**
Expenses, net of all waivers	1.53%	1.90%	1.90%	1.90%	**
Net investment income (loss)	0.26%	1.45%	(0.40% )	0.07%	**
Portfolio turnover rate	41.45%	118.00%	58.38%	33.60%	***
Net assets, end of period (000’s)	$318	$238	$75	$260

*  Commencement of operations
**  Annualized
***  Not annualized
(A)  Per share amounts calculated using the average number of shares outstanding.
(B)  Less than $0.01 per share.

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Institutional Class Shares

			Year ended
	Year ended February 28,		February 29,	Period June 30, 2010*

	2014	2013	2012	to February 28, 2011

Net asset value, beginning of period	$8.88	$8.01	$13.01	$10.00

Investment activities
Net investment income (loss)(A)	0.08	0.14	(0.02)	0.02
Net realized and unrealized gain
(loss) on investments	2.17	0.98	(0.75)	3.20

Total from investment activities	2.25	1.12	(0.77)	3.22

Distributions
Net investment income	-	(0.13)	(0.33)	(0.03)
Realized gains	(0.11)	(0.12)	(3.90)	(0.18)

Total distributions	(0.11)	(0.25)	(4.23)	(0.21)

Net asset value, end of period	$11.02	$8.88	$8.01	$13.01

Total Return	25.33%	14.08%	(3.34% )	32.24%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	4.62%	19.45%	29.82%	15.46%	**
Expenses, net of legal and compliance fees waivers before
management fee waivers	3.80%	14.92%	29.82%	15.46%	**
Expenses, net of all waivers	1.01%	1.65%	1.65%	1.65%	**
Net investment income (loss)	0.78%	1.70%	(0.15% )	0.32%	**
Portfolio turnover rate	41.45%	118.00%	58.38%	33.60%	***
Net assets, end of period (000’s)	$7,265	$191	$351	$998

*  Commencement of operations
**  Annualized
***  Not annualized
(A)  Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2014

NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The DGHM All-Cap Value Fund and the DGHM V2000 SmallCap Value Fund (the “Funds”) are series of the World Funds Trust (the "Trust"). The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The DGHM All-Cap Value (“All-Cap Fund”) and DGHM V2000 SmallCap Value (“SmallCap Fund”) Funds commenced operations on June 20, 2007 and June 30, 2010, respectively.

The investment objectives of the Funds are to provide long-term capital appreciation through investments that Dalton, Greiner, Hartman, Maher & Co., LLC, the Funds’ investment advisor (“Advisor”), believes are undervalued.

On October 23, 2013, the DGHM All-Cap Value Fund and the DGHM V2000 SmallCap Value Fund were reorganized from the DGHM Investment Trust into the World Funds Trust

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Funds’ securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds’ Board of Trustees (the “Trustees”). Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith under procedures approved by the Funds’ Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. If a security is valued at

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2014 (continued)

“fair value”, such value is likely to be different from the last quoted market price. Investment companies are valued at net asset value. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Trustees believe reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Funds’ net asset value is determined as of such times.

In accordance with GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a fund’s investments. GAAP requires a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including a fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2014:

		Level 2
		Other	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
All-Cap Fund
Common Stocks	$63,107,130	$-	$-	$63,107,130

Short Term Investments	3,204,194	-	-	3,204,194

Total Investments	$66,311,324	$-	$-	$66,311,324

SmallCap Fund
Common Stocks	$7,220,017	$-	$-	$7,220,017
Short Term Investments	318,807	-	-	318,807

Total Investments	$7,538,824	$-	$-	$7,538,824

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2014 (continued)

Refer to the Funds’ Schedules of Investments for a listing of securities by security type and industry. The Funds held no Level 3 securities at any time during the year. There were no transfers between levels during the year ended February 28, 2014. It is the Funds’ policy to recognize transfers between levels as of the end of the reporting period.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is recorded.

The Funds recognize tax benefits on uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination from tax authorities. Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions for each of the years 2011, 2012, 2013 and those expected to be taken in the Funds’ 2014 tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change change in the next twelve months. The Funds’ Federal tax

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2014 (continued)

returns filed in the three-year period ended February 28, 2013 remain subject to examination by the Internal Revenue Service. Interest and penalties, if any, associated with any federal or state income tax obligations, are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no impact on net assets or net asset value per share. As of February 28, 2014, there were no such reclassifications for the All-Cap Fund and such reclassifications reduced accumulated net investment income and accumulated net realized loss on investments by $7,414 in the SmallCap Fund. These reclassifications are the result of differing treatment of distributions between book and tax purposes and have no impact on the net assets of the Small-Cap Fund.

Class Net Asset Values and Expenses

Each Fund can offer three classes of shares: Investor Class Shares, Class C Shares and Institutional Class Shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, shareholder servicing and reports fees and transfer agent fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The Class C Shares may be subject to a 1% contingent deferred sales charge on proceeds that are redeemed within one year of the purchase date. The contingent deferred sales charge is payable to the Distributor of the Trust. Class C Shares automatically convert into Investor Class Shares after seven years. As of February 28, 2014, there were no Class C Shares of the SmallCap Fund outstanding.

NOTE 2-INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH RELATED PARTIES

Pursuant to Investment Advisory Agreements, the Advisor provides investment advisory services for an annual fee of 0.65% on the average daily net assets of the All-Cap Fund and 0.80% on the average daily net assets of the SmallCap Fund. For the year ended February 28, 2014, the Advisor earned $415,445 in advisory fees from the All-Cap Fund. As of February 28, 2014, the

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2014 (continued)

Advisor was due $32,381 from the All-Cap Fund. For the year ended February 28, 2014, the Advisor earned and waived $16,375 in advisory fees from the SmallCap Fund.

In the interest of limiting the operating expenses of the Funds, the Advisor has contractually agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses to 1.50% of average daily net assets of the All-Cap Fund through June 30, 2015 and to 1.65% of average daily net assets of the SmallCap Fund through June 30, 2013 and to 0.98% of average daily net assets of the SmallCap Fund from July 1, 2013 through June 30, 2015. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, dividend expense on short sales, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, if applicable, and expenses incurred under a shareholder servicing or administrative servicing plan, if applicable. In determining each Fund’s total operating expenses, expenses that the Fund would have incurred but did not actually pay because of expense offset or brokerage/services arrangements shall be added to the aggregate expenses so as not to benefit the Advisor. Finally, these expense limitation arrangements exclude any “acquired fund fees and expenses” as that term is described in the prospectus of the Funds. In addition, the Advisor may be entitled to reimbursement of fees waived or remitted by the Advisor to the Funds. The total amount of reimbursement shall be the sum of all fees previously waived or reduced by the Advisor and all other payments remitted by the Advisor to the Funds during any of the previous three fiscal years less any reimbursement previously paid by the Funds to the Advisor with respect to such waivers, reductions and payments. Amounts reimbursed may not cause the Funds to exceed expense limits that were in place at the time such fees and expenses were waived and/or reimbursed subject to the expense cap in place at the time of reimbursement. As of February 28, 2014, there were no fee waivers or reimbursements eligible for reimbursement to the Advisor pertaining to the All-Cap Fund. For the year ended February 28, 2014, the Advisor earned and waived $16,375 in advisory fees and reimbursed expenses of $47,097 for the SmallCap Fund. At February 28, 2014, the SmallCap Fund was due $4,952 from the Advisor which was subsequently paid in March, 2014. The total amount of recoverable reimbursements as of February 28, 2014 was $250,178 and expires as follows:

2015	$138,807
2016	47,899
2017	63,472

$250,178

The Funds have adopted plans of distribution in accordance with Rule 12b-1 under the 1940 Act (each a “Plan” and collectively, the “Plans”). Pursuant to

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2014 (continued)

the Plans, the Funds compensate the Funds’ principal underwriter for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ shares. The Plans provide that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Class Shares and up to 1.00% of the average daily net assets of the Funds’ Class C Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Funds’ shares. The 0.25% fee for the Investor Shares is a service fee. The 1.00% fee for the Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee. Additionally, effective September 6, 2013, the SmallCap Fund adopted a shareholder servicing plan for its Investor Class Shares that provides for the payment of up to 0.25% to authorized firms for providing certain shareholder services. The All-Cap Fund incurred $80,513 and $53,264, in 12b-1 fees under the Plans with respect to Investor Class Shares and Class C Shares, respectively, for the year ended February 28, 2014. The SmallCap Fund incurred $654 in 12b-1 fees under the Plans with respect to Investor Shares for the year ended February 28, 2014.

First Dominion Capital Corporation (“FDCC”) acts as the Funds’ principal underwriter and distributor. For the year ended February 28, 2014, FDCC received no commissions or underwriting fees from the sale of the Funds’ shares. In addition, FDCC receives a contingent deferred sales charge (“CDSC”) of 1% of Class C share redemptions occurring within one year of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the year ended February 28, 2014, FDCC received $430 in CDSC fees.

Commonwealth Shareholder Services, Inc. (“CSS”) provides shareholder, recordkeeping, administrative and blue-sky filing services as the administrative agent for the Funds. For such administrative services, CSS earned $63,915 for the year ended February 28, 2014 and at February 28, 2014, was due $2,362 from the All-Cap Fund. For the year ended February 28, 2014, CSS earned $10,976 for its services and at February 28, 2014, was due $456 from the SmallCap Fund.

Commonwealth Fund Services, Inc. (“CFSI”) is the Funds’ transfer and dividend disbursing agent. For such services, CFSI earned $40,941 for the year ended February 28, 2014 and at February 28, 2014, was due $1,767 from the All-Cap Fund. CFSI earned $8,460 for its services for the year ended February 28, 2014 and at February 28, 2014, was due $386 from the SmallCap Fund.

Commonwealth Fund Accounting (“CFA”) is the Funds’ accounting services agent. For such services, CFA earned $31,957 for the year ended February 28, 2014 and at February 28, 2014, was due $1,345 from the All-Cap Fund. CFA earned $10,980 for its services for the year ended February 28, 2014 and at February 28, 2014, was due $456 from the SmallCap Fund.

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2014 (continued)

Certain officers and/or an interested trustee of the Funds are also officers, principals and/or a director of FDCC, CSS, CFA and CFSI.

NOTE 3 - INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the year ended February 28, 2014, were $25,140,807 and $36,864,410, respectively for the All-Cap Fund. The cost of purchases and proceeds from the sales of securities other than short-term investments for the year ended February 28, 2014, were $7,352,807 and $909,855, respectively for the SmallCap Fund.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions during the year ended February 28, 2014 and the year ended February 28, 2013 were as follows:

	All-Cap Fund		SmallCap Fund

	Year ended	Year ended	Year ended	Year ended
	February 28,	February 28,	February 28,	February 28,
	2014	2013	2014	2013

Distributions paid from:
Ordinary income	$647,095	$1,170,294	$31,111	$6,334
Capital gains	5,798,252	802,265	10,986	1,960

	$6,445,347	$1,972,559	$42,097	$8,294

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2014 (continued)

As of February 28, 2014, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	All-Cap Fund	SmallCap Fund

Accumulated ordinary income	$549,051	$-
Undistributed long term capital gains	3,767,858	10,429
Deferred losses	-	(400)
Unrealized appreciation
(depreciation)	17,190,536	392,965

	$21,507,445	$402,994

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, late year loss and post October loss deferrals.

Cost of securities for Federal Income tax purpose is $49,120,788 for All-Cap Fund and $7,145,859 for SmallCap Fund and the related tax-based net unrealized appreciation (depreciation) consists of:

	All-Cap Fund	SmallCap Fund

Gross unrealized appreciation	$17,526,787	$560,343
Gross unrealized depreciation	(336,251)	(167,378)

Net unrealized appreciation	$17,190,536	$392,965

For tax purposes, the Small Cap Fund had a current year post October-Loss of $368 and a late year loss deferral of $32. These losses will be recognized for tax purposes on the first business day of the Fund’s next fiscal year, March 1, 2014.

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Funds were:

	All-Cap Fund

	Year ended February 28, 2014

	Investor Class		Class C		Institutional Class

	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	239,133	$3,129,408	45,315	$572,267	528,371	$6,953,862
Shares Reinvested	186,198	2,441,055	40,475	511,198	161,310	2,109,938
Shares Redeemed	(644,354)	(8,503,076)	(103,900)	(1,308,475)	(810,512)	(10,239,876)

Net increase(decrease)	(219,023)	$(2,932,613)	(18,110)	$(225,010)	(120,831)	$(1,176,076)

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2014 (continued)

	All-Cap Fund

	Year ended February 28, 2013

	Investor Class		Class C		Institutional Class

	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	678,166	$7,453,114	53,114	$568,788	904,425	$9,834,182
Shares reinvested	49,701	540,255	8,945	94,640	84,749	916,989
Shares redeemed	(4,907,100)	(54,276,992)	(60,816)	(646,816)	(4,333,124)	(46,415,645)

Net increase(decrease)	(4,179,233)	$(46,283,623)	1,243	$16,612	(3,343,950)	$(35,664,474)

	SmallCap Fund

	Year ended February 28, 2014

	Investor Class		Institutional Class

	Shares	Amount	Shares	Amount

Shares sold	5,707	$59,001	691,023	$7,350,108
Shares reinvested	871	8,737	2,806	29,889
Shares redeemed	(3,407)	(32,462)	(56,346)	(609,386)
Net increase (decrease)	3,171	$35,276	637,483	$6,770,611

	SmallCap Fund
	Year ended February 28, 2013

	Investor Class		Institutional Class

	Shares	Amount	Shares	Amount
Shares sold	26,394	$214,400	2,887	$24,029
Shares reinvested	224	1,834	601	5,034
Shares redeemed	(8,777)	(73,555)	(25,795)	(208,322)

Net increase (decrease)	17,841	$142,679	(22,307)	$(179,259)

NOTE 6 – COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these Trust arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect that risk of loss to be remote.

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2014 (continued)

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of DGHM All-Cap Value Fund
and DGHM V2000 SmallCap Value Fund
and the Board of Trustees of World Funds Trust

We have audited the accompanying statements of assets and liabilities of DGHM All-Cap Value Fund and DGHM V2000 SmallCap Value Fund (the “Funds”), each a series of shares of beneficial interest in the World Funds Trust (formerly each a series of shares of the DGHM Investment Trust), including the schedules of investments, as of February 28, 2014 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods presented in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2014 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DGHM All-Cap Value Fund and DGHM V2000 SmallCap Value Fund as of February 28, 2014, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years or periods presented in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ BBD, LLP
BBD, LLP

Philadelphia, Pennsylvania
April 16, 2014

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment advisor and the principal underwriter, and officers of the Trust, are noted with an asterisk (*). The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Name, Address and Age	Positions(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship s held by Trustee During the Past Five Years
Interested Trustees
John Pasco III* 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 68	Trustee	Indefinite, Since June 2010	President, Treasurer and Director of Commonwealth Shareholder Services, Inc. (“CSS”), the Trust’s Administrator; President and Director of First Dominion Capital Corp. (“FDCC”), the Trust’s underwriter; President and Director of Commonwealth Fund Services, Inc (“CFSI”), the Trust’s Transfer and Disbursing Agent; President and Director of Commonwealth Fund Accounting, Inc. (“CFA”), which provides bookkeeping services to the Trust; Chairman, Trustee and President of World Insurance Trust, a registered investment company, from May, 2002 to December	7	The World Funds, Inc.; American Growth Fund, Inc.

2009; and Chairman, Director and President of The World Funds, Inc., a registered investment company, since 1997. Mr. Pasco is a certified public accountant.

Mr. Pasco is an “interested trustee”, as that term is defined in the 1940 Act, because of his positions with and financial interests in CSS, CFSI, CFA and FDCC.

Name, Address and Age	Positions(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship s held by Trustee During the Past Five Years
Non-Interested Trustees
David J. Urban 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 58	Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since June 2013; Virginia Commonwealth University, Professor of Education from 1989 to 2013.	7	None
Mary Lou H. Ivey 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 55	Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008; Accountant, Wildes, Stevens & Brackens & Co., accounting firm, from 2007 to 2008; Accountant, Martin, Dolan & Holton, Ltd., accounting firm, from 1997 to 2007.	7	None
Theo H. Pitt, Jr. 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 77	Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 and Account Administrator, Holden Wealth Management Group of Wachovia	7	Independent Trustee of Gardner Lewis Investment Trust for the two series of that trust; Hanna Investment

Name, Address and Age	Positions(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship s held by Trustee During the Past Five Years
Securities (money management firm) 2003 to 2008.	Trust for the
one series of
that trust;
Hillman
Capital
Management
Investment
Trust for the
one series of
that trust;
formerly
DGHM
Investment
Trust for the
two series of
that Trust;
and
Starboard
Investment
Trust for
the 18 series
of that Trust
(all
registered
investment
companies).
Officers who are not Trustees
Karen M. Shupe 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 49	Treasurer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Companies, since 2003.	N/A	N/A
David Bogaert 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 50	Vice President	Indefinite, Since November 2013	Managing Director of Business Development, Commonwealth Companies, October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A

Name, Address and Age	Positions(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship s held by Trustee During the Past Five Years
John H. Lively 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 45	Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to present: Attorney, Husch Blackwell Sanders LLP (law firm), March 2007 to February 2010.	N/A	N/A
Cynthia D. Baughman 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 45	Assistant Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), July 2011 to present; Associate, Investment Law Group, LLP (law firm) (May 2009 – June 2011); Associate, Dechert, LLP (law firm) (Oct. 1999 – Feb. 2009).	N/A	N/A
Lauren Jones 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 31	Assistant Secretary	Indefinite, Since December 2009	Relationship Manager, Commonwealth Shareholder Services, Inc., since 2006.	N/A	N/A
Julian G. Winters 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 45	Chief Compliance Officer	Indefinite, Since August 2013 with respect to DGHM funds and since April 2014 for other WFT Funds.	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007	N/A	N/A

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SPECIAL MEETING OF SHAREHOLDERS

On October 16, 2013, a special meeting of the shareholders of each of the Funds was held for the purposes of considering the approval of a non-taxable reorganization of each of the Funds into a newly created series of another investment company, the World Funds Trust. The reorganizations were approved by the shareholders of the Funds and the closing of the reorganizations took place on October 23, 2013 based on the following results:

	All-Cap	SmallCap
Total Outstanding Shares:	4,696,372	47,659
Total Shares Voted:	2,375,557	28,469
Voted For:	2,354,241	28,469
Voted Against:	10,935	-
Abstained:	10,381	-

APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORY AGREEMENTS

Dalton, Greiner, Hartman, Maher & Co., LLC (the “Advisor”) supervises the investments of the DGHM All-Cap Value Fund and DGHM SmallCap Value Fund (the “Funds”), each a series portfolio of the World Funds Trust (the “Trust”), pursuant to an Investment Advisory Agreement (the “Agreement”) between the Advisor and the Trust with respect to the Funds. At the quarterly meeting of the

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”)

Board of Trustees of the Trust (the “Board” or “Trustees”) that was held on August 2, 2013, the Trustees, including a majority of the Trustees who are not parties to the Agreement or “interested persons” of any such party as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), voting separately, unanimously approved the renewal of the Agreement for an initial two-year period from August 2, 2013 until August 1, 2015, under the terms and for the compensation described therein.

The Board discussed the arrangements between the Advisor and the Trust with respect to the Funds. The Board reflected on its discussions regarding the proposed investment advisory agreement (the “Advisory Agreement”), the expense limitation agreement and the manner in which the Funds were to be managed. Counsel referred the Board to the Board Materials, which included, among other things, a memorandum dated July 17, 2013 from Counsel addressing the duties of Trustees regarding the approval of the proposed Advisory Agreement, a letter from Counsel to the Advisor and the Advisor’s responses to that letter, a copy of the Advisor’s financial information, a fee comparison analysis for the Funds and comparable mutual funds, and the Advisory Agreement and Expense Limitation Agreement. Counsel reviewed with the Board the memorandum from Counsel and the proposed Advisory Agreement and Expense Limitation Agreement. Counsel outlined the various factors the Board should consider in deciding whether to approve the Advisory Agreement.

In deciding whether to approve the agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Advisor.

In this regard, the Board considered the responsibilities the Advisor would have under the Advisory Agreement. The Board reviewed the services to be provided by the Advisor to the Funds including, without limitation: the Advisor’s procedures for formulating investment recommendations and assuring compliance with the Funds’ investment objectives and limitations; its coordination of services for the Funds among the Funds’ service providers, and the anticipated efforts to promote the Funds, grow its assets, and assist in the distribution of Funds shares. The Board also considered the services provided by the Advisor to the predecessor funds, including the extensive market efforts made by the Advisor for those funds. The Board considered: the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; and the Advisor’s compliance program, policies, and procedures. After reviewing the foregoing and further information from the Advisor (e.g., the Advisor’s compliance programs), the Board concluded that the quality, extent, and nature of the services to be provided by the Advisor were satisfactory and adequate for the Funds.

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”) (continued)

Investment Performance of the Funds and the Advisor.

The Board noted that the Funds had not commenced operations and no investment performance information was available. The Trustees considered the performance of the predecessor funds to the Funds. They compared the performance of the predecessor funds for various periods during each Fund’s existence with the performance of the Funds’ respective benchmarks – the Russell 3000 Value Index for the All-Cap Value Fund and the Russell 2000 Value Index for the V2000 SmallCap Value Fund. The Trustees also considered the consistency of the Advisor’s management of the predecessor funds with the Funds’ investment objectives and policies. The Trustees noted that the predecessor to the All-Cap Value Fund underperformed its benchmark index in the short term and outperformed its benchmark index for the five-year term. The Trustees also noted that the predecessor to the SmallCap Value Fund slightly underperformed its benchmark index in the short term periods of its existence. The Trustees noted that that the predecessor to the All-Cap Value Fund lagged its peers in the short-term and that the predecessor to the SmallCap Value Fund was comparable to its peer group averages. The Trustees also considered the predecessor funds performance relative to other accounts managed by the Advisor which are managed in the same manner as the Funds are proposed to be managed. The Trustees noted that each Fund’s year-to-date performance was generally comparable to the performance of other accounts managed by the Advisor.

The costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Funds.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Funds, the Trustees considered the Advisor’s staffing, personnel, and methods of operating; the financial condition of the Advisor and the level of commitment to the Funds by the Advisor and its principals; the expected asset levels of the Funds; and the projected overall expenses of the Funds. The Trustees considered financial statements of the Advisor and discussed the financial stability and productivity of the firm. The Trustees noted that the Advisor was profitable in regard to the predecessor to the All-Cap Value Fund, but not in regard to the predecessor to the SmallCap Value Fund due to its asset levels. The Trustees considered the fees and expenses of the Funds and those of the predecessor funds to the Funds (including the management fee) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor by the Funds were fair and reasonable.

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”) (continued)

The extent to which economies of scale would be realized as the Funds grows and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

In this regard, the Board considered the Funds’ fee arrangements with the Advisor. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the Funds would benefit from the expense limitation arrangement in place for the Funds. The Trustees also noted that the Funds would benefit from economies of scale under its agreements with some of its service providers other than the Advisor. The Trustees also considered the Advisor’s fees for separate accounts that are managed in a manner similar to the Funds. The Trustees noted that the Funds enjoyed lower fees at the lower asset levels than the Advisor’s separate account clients. The Trustees considered the Advisor’s rationale for the differences in fee rates between the Funds and the Advisor’s separate account clients and determined that rationale to be appropriate. Following further discussion of the Funds’ asset levels, expectations for growth, and levels of fees, the Board determined that the Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangement provided potential savings or protection for the benefit of the Funds investors.

Possible conflicts of interest and benefits derived by the Advisor.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Funds; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the Funds and/or the Advisor’s other accounts; and the substance and administration of the Advisor’s code of ethics. Based on the foregoing, the Board determined that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Based upon all of the foregoing considerations, the Board, including a majority of the Independent Trustees, voting separately, unanimously approved the Agreement for an initial two-year period from August 2, 2013 until August 1, 2015 under the terms and for the compensation described therein.

DGHM FUNDS
FUND EXPENSES (unaudited)

Fund Expenses Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including deferred sales charges on certain redemptions made within one year of purchase (Class C shares in DGHM All-Cap Value Fund) and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2013, and held for the six months ended February 28, 2014.

Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DGHM ALL-CAP VALUE FUND

INVESTOR CLASS	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 through February 28, 2014
Actual	$1,000.00	$1,145.90	$8.73
Hypothetical (5% return before expenses)	$1,000.00	$1,016.80	$8.20

CLASS C	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 through February 28, 2014
Actual	$1,000.00	$1,141.00	$12.95
Hypothetical (5% return before expenses)	$1,000.00	$1,012.80	$12.18

INSTITUTIONAL CLASS	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 through February 28, 2014
Actual	$1,000.00	$1,144.50	$6.86
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$6.46

* - Expenses are equal to the Fund’s annualized expense ratio of 1.64% for Investor Class, 2.44% for Class C and 1.29% for Institutional Class, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

DGHM V2000 SMALLCAP VALUE FUND
INVESTOR CLASS	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 through February 28, 2014
Actual	$1,000.00	$1,150.20	$7.41
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$6.96

INSTITUTIONAL CLASS	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 through February 28, 2014
Actual	$1,000.00	$1,152.10	$5.02
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.71

* - Expenses are equal to the Fund’s annualized expense ratio of 1.39% for Investor Class and 0.98% for Institutional Class, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Advisor:

Dalton, Greiner, Hartman, Maher & Co., LLC
565 Fifth Avenue, Suite 2101
New York, New York 10017-2413

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, Pennsylvania 19103

Legal Counsel:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent:

For account information, wire purchase or redemptions, call or write to
DGHM Funds’ Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 653-2839 (Toll Free)

ITEM 2.     CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $26,000 for 2014 and $26,000 for 2013.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2014 and $0 for 2013.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,000 for 2014 and $4,000 for 2013.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2014 and $0 for 2013.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the DGHM Funds.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)       NA

(c)       0%

(d)       NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2014 and $0 for 2013.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.     CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: April 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: April 23, 2014

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe Chief Financial Officer (principal financial officer)

Date: April 23, 2014

* Print the name and title of each signing officer under his or her signature.